CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member] Class C [Member]	Common Stock [Member] Class B [Member]	Common Stock [Member] Class A [Member]	Additional Paid-in-Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Deficit) [Member]	Noncontrolling Interests [Member]	Treasury Stock, at cost [Member]	Total	Class C [Member]
Balance at Dec. 26, 2010	$ 0	$ 33	$ 165	$ 432	$ 260,376	$ (32,295)	$ 87,767	$ 1,164	$ (108,715)	$ 208,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings							22,186			22,186	3,060
Comprehensive income						(20,687)				(20,687)
Class C minimum dividends							(1,854)			(1,854)	(1,854)
Issuance of shares:
Conversion of class B to class A			(17)	17						0
Stock grants			5		498					503
Employee stock purchase plan			1		327					328
Shares purchased and retired				(11)	(4,129)					(4,140)
Treasury shares cancelled			(87)		(446)		(108,182)		108,715	0
Shares withheld from employees for tax withholding			(1)		(590)					(591)
Stock-based compensation					1,114					1,114
Income tax benefits from vesting of restricted stock					402					402
Balance at Dec. 25, 2011	0	33	66	438	257,552	(52,982)	(83)	1,164	0	206,188
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings							33,325			33,325	2,407
Comprehensive income						(2,757)				(2,757)
Class C minimum dividends							(1,146)			(1,146)	(1,146)
Issuance of shares:
Conversion of class B to class A			(7)	7						0
Stock grants			5		384					389
Employee stock purchase plan					271					271
Class C shares repurchase		(33)			(117)		(25,794)			(25,944)
Shares purchased and retired				(7)	(3,558)					(3,565)
Shares withheld from employees for tax withholding			(1)		(654)					(655)
Stock-based compensation					1,639					1,639
Income tax benefits from vesting of restricted stock					293					293
Purchase of noncontrolling interest					(1,373)			(1,164)		(2,537)
Balance at Dec. 30, 2012	0	0	63	438	254,437	(55,739)	6,302	0	0	205,501
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings							26,201			26,201	0
Comprehensive income						16,085				16,085
Class C minimum dividends											0
Issuance of shares:
Conversion of class B to class A			(9)	9						0
Stock grants			4		375					379
Employee stock purchase plan					279					279
Shares withheld from employees for tax withholding					(683)					(684)
Stock-based compensation					1,681					1,681
Income tax benefits from vesting of restricted stock					112					112
Other					533					533
Balance at Dec. 29, 2013	$ 0	$ 0	$ 57	$ 447	$ 256,734	$ (39,654)	$ 32,503	$ 0	$ 0	$ 250,087